SCHEDULE OF PERFORMANCE SHARE UNITS OUTSTANDING (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding | shares	296,666
Outstanding, weighted average fair value | $ / shares	$ 2.74
Weighted average years until expiry, outstanding	10 months 17 days
Performance share units [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding | shares	125,000	250,000
Outstanding, weighted average fair value | $ / shares	$ 3.92	$ 1.38
Weighted average years until expiry, outstanding	5 months 23 days
June 2026 [member] | Performance share units [member]
IfrsStatementLineItems [Line Items]
Number of RSUs outstanding | shares	125,000
Outstanding, weighted average fair value | $ / shares	$ 3.92
Weighted average years until expiry, outstanding	5 months 23 days